Research and development expenses (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Depreciation	$ 35,348	¥ 256,508	¥ 146,013
Total general and administrative expenses	602,381	4,371,300	2,809,699
Research and Development Expense [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit	303,450	2,202,044	1,029,478
Service charge	296,947	2,154,856	1,725,980
Travel, Meals and Entertainment	0	0	5,869
Rental	0	0	29,811
Depreciation	1,984	14,400	0
Others	0	0	18,561
Total general and administrative expenses	$ 602,381	¥ 4,371,300	¥ 2,809,699